Other Income, Net - Schedule of Other Income, Net (Details)	6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)
Schedule of Other Income, Net [Abstract]
Bank interest income	$ 130,962	$ 1,026,294	$ 794,879
Sundry income	32,596	255,445	158,694
Total	$ 163,558	$ 1,281,739	$ 953,573